Financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Summary of financial assets	Financial assets consisted of the following:

		At December 31,
		2023			2022
	Note	Current	Non- current	Total	Current	Non- current	Total
		(€ million)
Derivative financial assets	17	€17	€23	€40	€13	€21	€34
Financial securities measured at fair value through other comprehensive income	24	59	356	415	96	62	158
Financial securities measured at fair value through profit or loss	24	1,013	911	1,924	573	367	940
Financial securities measured at amortized cost		3,667	1,764	5,431	3,171	52	3,223
Financial receivables		2,023	158	2,181	469	158	627
Collateral deposits(1)	24	51	57	108	1	50	51
Total financial assets		€6,830	€3,269	€10,099	€4,323	€710	€5,033
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(1) Collateral deposits are held in connection with derivative transactions and debt obligations